Fair value (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities
The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	428,739	564,559	939,695	1,932,993
Debt instruments measured at fair value through other comprehensive income	9,946,427	6,770,090	—	16,716,517
Equity instruments measured at fair value through other comprehensive income	464,556	10,188	38,140	512,884
Derivatives receivable	—	515,800	—	515,800

	10,839,722	7,860,637	977,835	19,678,194

Accrued interest				322,425

Total financial assets				20,000,619

Financial liabilities
Derivatives payable	—	297,038	—	297,038

(*)	As of December 31, 2022 and 2021, correspond mainly to participations in mutual funds and investment funds.

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	978,978	633,400	1,093,893	2,706,271
Debt instruments measured at fair value through other comprehensive income	11,194,459	6,435,328	—	17,629,787
Equity instruments measured at fair value through other comprehensive income	556,162	27,686	39,870	623,718
Derivatives receivable	—	793,361	—	793,361

	12,729,599	7,889,775	1,133,763	21,753,137

Accrued interest				291,488

Total financial assets				22,044,625

Financial liabilities
Derivatives payable	—	413,797	—	413,797

(*)	As of December 31, 2022 and 2021, correspond mainly to participations in mutual funds and investment funds.

Summary of significant unobservable inputs used in fair value measurement of assets
The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2022	2021
Listed shares	Net asset value	NAV	—	203.53	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/11,199,000 as of December 31, 2021.

Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/7,022,000 as of December 31, 2022 and S/7,300,000 as of December 31, 2021.

Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/86,944,000 as of December 31, 2022 and S/90,633,000 as of December 31, 2021.

Listed shares	Equity method	—	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in increase in fair value of S/1,907,000 as of December 31, 2022 and S/1,994,000 as of December 31, 2021.

Summary of fair value measurement of assets
The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2022	2021
	S/(000)	S/(000)
Initial balance as of January 1	1,133,763	514,922
Purchases	180,344	629,543
Sales	(280,297)	(237,870)
(Loss) gain recognized on the consolidated statement of income	(55,975)	227,168

Balance as of December 31	977,835	1,133,763

Summary of fair value measurement of assets and liabilities levels of hierarchy
The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2022					As of December 31, 2021
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	13,193,411	—	13,193,411	13,193,411	—	17,104,465	—	17,104,465	17,104,465
Inter-bank funds	—	296,119	—	296,119	296,119	—	30,002	—	30,002	30,002
Investments at amortized cost	2,949,507	—	—	2,949,507	3,302,779	3,181,392	—	—	3,181,392	3,296,030
Loans, net	—	42,932,260	—	42,932,260	45,502,998	—	42,892,599	—	42,892,599	43,005,583
Due from customers on acceptances	—	45,809	—	45,809	45,809	—	152,423	—	152,423	152,423
Other accounts receivable and other assets, net	—	954,363	—	954,363	954,363	—	629,472	—	629,472	629,472
Total	2,949,507	57,421,962	—	60,371,469	63,295,479	3,181,392	60,808,961	—	63,990,353	64,217,975
Liabilities
Deposits and obligations	—	48,464,095	—	48,464,095	48,530,708	—	48,914,408	—	48,914,408	48,897,944
Inter-bank funds		30,012	—	30,012	30,012	—	—	—	—	—
Due to banks and correspondents	—	6,859,664	—	6,859,664	7,100,646	—	8,274,484	—	8,274,484	8,522,849
Bonds, notes and other obligations	6,447,282	990,545	—	7,437,827	7,906,303	7,286,082	1,202,219	—	8,488,301	8,389,672
Due from customers on acceptances	—	45,809	—	45,809	45,809	—	152,423	—	152,423	152,423
Insurance contract liabilities	—	10,602,372	—	10,602,372	10,602,372	—	11,958,058	—	11,958,058	11,958,058
Other accounts payable and other liabilities	—	2,543,060	—	2,543,060	2,543,060	—	1,865,080	—	1,865,080	1,865,080

Total	6,447,282	69,535,557	—	75,982,839	76,758,910	7,286,082	72,366,672	—	79,652,754	79,786,026